LONG TERM DEBT TO RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
LONG TERM DEBT TO RELATED PARTIES

NOTE 6 –LONG TERM DEBT TO RELATED PARTIES

Beneficial Conversion Feature

As previously disclosed in our Annual Report on Form 10-K for the year ending December 31, 2015, on December 22 and 29, 2015, the Company issued 12% convertible notes that have conversion prices that create a beneficial conversion. The notes mature on December 22 and 29, 2020 respectively.  These notes are convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  During the year ending 2015, the Company recognized a debt discount of $78,000 and amortized $260.  During the three and six months ending June 30, 2016, the Company amortized $3,943 and 7,887 respectively of debt discount.

On February 9, 2016, the Company issued 12% convertible notes that have conversion prices that create a beneficial conversion. This note matures on February 9, 2021.  These notes are convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  During the six months ended June 30, 2016, the Company recognized a debt discount of $39,000.  During the three and six months ended June 30, 2016, the Company amortized $1,972 and $3,077 respectively of debt discount.

On May 19, 2016, the Company issued 12% convertible notes that have conversion prices that create a beneficial conversion. This note matures on May 19, 2021.  These notes are convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  During the six months ended June 30, 2016, the Company recognized a debt discount of $50,000.  During the three and six months ended June 30, 2016, the Company amortized $1,167 and $1,167 respectively of debt discount.

On June 10, 2016, the Company issued 12% convertible notes that have conversion prices that create a beneficial conversion. This note matures on June 10, 2021.  These notes are convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  During the six months ended June 30, 2016, the Company recognized a debt discount of $25,000.  During the three and six months ended June 30, 2016, the Company amortized $278 and $278 respectively of debt discount.

On June 25, 2016, the Company issued 12% convertible notes that have conversion prices that create a beneficial conversion. This note matures on June 25, 2021.  These notes are convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  During the six months ended June 30, 2016, the Company recognized a debt discount of $35,000.  During the three and six months ended June 30, 2016, the Company amortized $136 and $136 respectively of debt discount.

NOTE 8 –LONG TERM DEBT TO RELATED PARTIES

Beneficial Conversion Feature

On December 22 and 29, 2015, the Company issued 12% convertible notes that have conversion prices that create a beneficial conversion. The notes mature on December 22 and 29, 2020 respectively.  These notes are convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  During 2015, the Company recognized a debt discount of $78,000 and amortized $260 during 2015.

Maturities of Long-Term Obligations for Five Years and Beyond

The minimum annual principal payments of notes payable at December 31, 2015 were:

2016	$—
2017	—
2018	—
2019 and thereafter	200,000
Total minimum principal payments	$200,000